As filed with the Securities and Exchange Commission on December 15, 2006

Registration Nos. 33-49552
811-6740

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

-------------------

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 34

AND
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 40

CITIFUNDS INSTITUTIONAL TRUST*
(exact name of Registrant as Specified in Charter)

125 Broad Street, New York, New York 10004
(Address of Principal Executive Offices)

(800) 451-2010
(Registrant's telephone number, including Area Code)

Robert I. Frenkel
300 First Stamford Place
Stamford, Connecticut 06902
(Name and Address of agent for service)

Continuous
(Approximate Date of Proposed Offering)

-------------------

It is proposed that this filing will become effective on December 22, 2006 pursuant to paragraph (b) of Rule 485.

Part A (the Prospectus) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A under the Securities Act of 1933 (File No. 33-49552) and Amendment No. 38 to the Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-6740) pursuant to Rule 485(a) on October 4, 2006 (Accession Number 0000930413-06-007167) are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until December 22, 2006.

*This filing relates solely to SMASh Series M Fund, SMASh Series C Fund, SMASh Series EC Fund, SMASh Series MP Fund, SMASh Series HY Fund and SMASh Series MEC Fund.

PART C - Other Information

Item 23. Exhibits

***	a (1)	Amended and Restated Declaration of Trust of the Registrant

+	a (2)	Certificate of Amendment to the Amended and Restated Declaration of Trust of the Registrant

++	a (3)	Certificate of Amendment to the Amended and Restated Declaration of Trust of the Registrant

+++	a (4)	Certificate of Amendment to the Amended and Restated Declaration of Trust of the Registrant

++++	a (5)	Certificate of Amendment to the Amended and Restated Declaration of Trust of the Registrant

+++++	a (6)	Certificate of Amendment to the Amended and Restated Declaration of Trust of Registrant

****	a (7)	Certificate of Amendment to the Amended and Restated Declaration of Trust of Registrant

To be filed by	a (8)	Certificate of Amendment to Amended and Restated Declaration of Trust of the Registrant
amendment

****	b	Amended and Restated By-Laws of the Registrant

Filed	d (1)	Form of Management Agreement between the Registrant and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) with respect to Legg Mason Partners SMASh Series M Fund herewith

Filed	d (2)	Form of Management Agreement between the Registrant and LMPFA with respect to Legg Mason Partners SMASh Series C Fund herewith

Filed	d (3)	Form of Management Agreement between the Registrant and LMPFA with respect to Legg Mason Partners SMASh Series EC Fund herewith

Filed	d (4)	Form of Management Agreement between the Registrant and LMPFA with respect to Legg Mason Partners SMASh Series MP Fund herewith

Filed	d (5)	Form of Management Agreement between the Registrant and LMPFA with respect to Legg Mason Partners SMASh Series HY Fund herewith

Filed	d (6)	Form of Management Agreement between the Registrant and LMPFA with respect to Legg Mason Partners SMASh Series MEC Fund herewith

Filed	d (7)	Form of Subadvisory Agreement between the Registrant and Western Asset Management Company (“WAM”) with respect to Legg Mason Partners SMASh Series M Fund herewith

Filed	d (8)	Form of Subadvisory Agreement between the Registrant and WAM with respect to Legg Mason Partners SMASh Series C Fund herewith

Filed	d (9)	Form of Subadvisory Agreement between the Registrant and WAM with respect to Legg Mason Partners SMASh Series EC Fund herewith

Filed	d (10)	Form of Subadvisory Agreement between the Registrant and WAM with respect to Legg Mason Partners SMASh Series MP Fund;
herewith

Filed	d (11)	Form of Subadvisory Agreement between the Registrant and WAM with respect to Legg Mason Partners SMASh Series HY Fund herewith

Filed	d (12)	Form of Subadvisory Agreement between the Registrant and WAM with respect to Legg Mason Partners SMASh Series MEC Fund herewith

Filed	d (13)	Form of Subadvisory Agreement between WAM and Western Asset Management Company Limited (“WAML”) with respect to Legg Mason Partners SMASh Series M Fund herewith

Filed	d (14)	Form of Subadvisory Agreement between WAM and WAML with respect to Legg Mason Partners SMASh Series C Fund herewith

Filed	d (15)	Form of Subadvisory Agreement between WAM and WAML with respect to Legg Mason Partners SMASh Series EC Fund herewith

Filed	d (16)	Form of Subadvisory Agreement between WAM and WAML with respect to Legg Mason Partners SMASh Series MP Fund herewith

Filed	d (17)	Form of Subadvisory Agreement between WAM and WAML with respect to Legg Mason Partners SMASh Series HY Fund herewith

To be filed by	d (18)	Expense Reimbursement Agreement
amendment

**	e (1)	Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (formerly Salomon Smith Barney Inc.), as distributor

++++	e (2)	Form of Letter Agreement amending Appendix A to Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (formerly known as Salomon Smith Barney Inc.)

****	e (3)	Amendment to the Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (formerly Salomon Smith Barney Inc.), as distributor

Filed	e (4)	Form of Letter Agreement amending Exhibit A to the Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (formerly known as Salomon Smith Barney Inc.)
herewith

****	e (5)	Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC, as distributor

Filed	e (6)	Form of Letter Agreement amending Appendix A to the Distribution Agreement between the Registrant and Legg Mason Investors Services, LLC
herewith

****	g (1)	Form of Custodian Contract between the Registrant and State Street Bank and Trust Company (“State Street”), as custodian

To be filed by	g (2)	Form of Letter Agreement amending Exhibit A to Form of Custodian Contract between the Registrant and State Street, as custodian amendment

****	h (1)	Form of Transfer Agency Agreement with PFPC, Inc. as transfer agent

++++++	h (2)	Retirement Plan of the Registrant

Filed	h (3)	Form of Letter Agreement amending Schedule A to Transfer Agency Agreement with PFPC, Inc. as transfer agent herewith

Filed	h (4)	Form of License Agreement between Registrant and Legg Mason Properties, Inc.
herewith

*	i (1)	Opinion and consent of counsel

To be filed by	i (2)	Opinion and consent of counsel relating to the Legg Mason Partners SMASh Series Funds amendment

To be filed by	j	Consent of Independent Registered Public Accounting Firm
amendment

	m	Not applicable

****	p (1)	Revised Code of Ethics of the Registrant, Citi Fund Management Inc. and Smith Barney Fund Management LLC

****	p (2)	Code of Ethics of Legg Mason Investor Services, LLC

Filed	p (3)	Code of Ethics of WAM and WAML as of February, 2005
herewith

Filed	q (1)	Powers of Attorney for the Trustees of the Registrant with respect to the Legg Mason Partners SMASh Series Funds herewith

*	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on August 28, 1996 and the Registrant’s Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on August 28, 1996.

**	Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on April 24, 2001 and Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on April 24, 2001.

***	Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on October 18, 2001 and Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on October 18, 2001.

+	Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on December 23, 2002.

++	Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on February 7, 2003.

+++	Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on April 30, 2003.

++++	Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on December 24, 2003.

+++++	Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on December 29, 2004.

++++++	Incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on October 31, 2005.

****	Incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on December 30, 2005.

Item 24.	Persons Controlled by or under Common Control with the Registrant

None

Item 25.	Indemnification

Response to this item is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 2. Response to this item is incorporated by reference to the Registration Statement. Reference is hereby made to paragraph 4 of the Distribution Agreement between the Registrant and CGMI, (the “CGMI Distribution Agreement”), paragraph 7 of the Amendment to the Distribution Agreement between the Registrant and CGMI, and paragraph 9 of the Distribution Agreement between the Registrant and LMIS. The Directors and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 26.      Business and Other Connections of Investment Adviser

Investment Adviser — Legg Mason Partners Fund Advisor, LLC (“LMPFA”) was formed in 2006 under the laws of the State of Delaware as a limited liability company. LMPFA is a direct wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The list required by this item 26 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Advisers Act (SEC File No. 801-66785).

Subadviser — Western Asset Management Company (“WAM”) was organized under the laws of the State of California as a company. WAM is an indirect wholly-owned subsidiary of Legg Mason.

WAM is registered as an investment adviser under the Advisers Act. The list required by this Item 26 of officers and directors of WAM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of FORM ADV filed by WAM pursuant to the Advisers Act (SEC File No. 801-8162).

Subadviser — Western Asset Management Company Limited (“WAML”) was incorporated under the laws of England as a corporation. WAML is a wholly-owned subsidiary of Legg Mason.

WAML is registered as an investment adviser under the Advisers Act. The list required by this Item 26 of officers and directors of WAML together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of FORM ADV filed by WAML pursuant to the Advisers Act (SEC File No. 801-21068).

Item 27.      Principal Underwriters

a) CGMI, a distributor of the Registrant, is the distributor for each series of the registrants listed: Legg Mason Partners Trust II, CitiFunds Trust I, Salomon Funds Trust, Legg Mason Partners Variable Portfolios V, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Legg Mason Partners Lifestyle Series, Inc., Legg Mason Partners Variable Portfolios III, Inc., Legg Mason Partners Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Legg Mason Partners Small Cap Core Fund, Inc., Legg Mason Partners Investment Trust, Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc, Salomon Brothers Investors Value Fund Inc., The Salomon Brothers Fund Inc, Salomon Brothers Institutional Series Funds Inc, Salomon Brothers Series Funds Inc, Legg Mason Partners Variable Portfolios I, Inc., Salomon Brothers Opportunity Fund Inc, Salomon Brothers 2008 Worldwide Dollar Government Term Trust Inc, Salomon Brothers High Income Fund Inc., Salomon Brothers High Income Fund II Inc., Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc, Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Capital and Income Fund Inc., Salomon Brothers Inflation Management Fund Inc., Salomon Brothers Variable Rate Strategic Fund, Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Legg Mason Partners Variable Portfolio II, Legg Mason Partners Adjustable Rate Income Fund, Legg Mason Partners Aggressive Growth Fund, Inc., Legg Mason Partners Appreciation Fund, Inc., Legg Mason Partners Arizona Municipals Fund, Inc., Legg Mason Partners California Municipals Fund, Inc., Legg Mason Partners Equity Funds, Legg Mason Partners Fundamental Value Fund, Inc., Legg Mason Partners Funds, Inc., Legg Mason Partners Income Funds, Smith Barney Institutional Cash Management Fund Inc., Legg Mason Partners Investment Funds, Inc., Legg Mason Partners Core Plus Bond Fund, Inc., Legg Mason Partners Managed Municipals Fund, Inc., Legg Mason Partners Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Legg Mason Partners Municipal Funds, Smith Barney Municipal Money Market Fund, Inc., Legg Mason Partners Sector Series, Inc., Legg Mason Partners Oregon Municipals Fund, Legg Mason Partners World Funds, Inc., and various series of unit investment trusts.

Legg Mason Investor Services, LLC (“LMIS”), a distributor of the Registrant, is also a distributor of the following funds:

Legg Mason Partners Trust II
CitiFunds Trust I
Salomon Funds Trust
Legg Mason Partners Variable Portfolios V
CitiFunds Premium Trust
CitiFunds Institutional Trust
CitiFunds Trust III
Legg Mason Partners Lifestyle Series, Inc.
Legg Mason Partners Variable Portfolio IV
Legg Mason Partners Investment Series
Consulting Group Capital Markets Funds
High Income Opportunity Fund Inc.
Intermediate Muni Fund, Inc.
Legg Mason Partners Small Cap Core Fund, Inc.
Legg Mason Partners Investment Trust
Real Estate Income Fund Inc.
Managed High Income Portfolio Inc.
Managed Municipals Portfolio Inc.
Municipal High Income Portfolio Inc.
Citigroup Investments Corporate Loan Fund Inc.

Zenix Income Fund Inc.
Salomon Brothers Capital Fund Inc
Salomon Brothers Investors Value Fund Inc.
The Salomon Brothers Fund Inc
Salomon Brothers Institutional Series Funds Inc
Salomon Brothers Series Funds Inc
Legg Mason Partners Variable Portfolios I, Inc.
Salomon Brothers Opportunity Fund Inc
Salomon Brothers 2008 Worldwide Dollar Government Term Trust Inc
Salomon Brothers High Income Fund Inc.
Salomon Brothers High Income Fund II Inc.
Salomon Brothers Emerging Markets Income Fund Inc.
Salomon Brothers Emerging Markets Income Fund II Inc.
Salomon Brothers Emerging Markets Floating Rate Fund Inc.
Salomon Brothers Global High Income Fund Inc
Salomon Brothers Emerging Markets Debt Fund Inc.
Salomon Brothers Capital and Income Fund Inc.
Salomon Brothers Inflation Management Fund Inc.
Salomon Brothers Variable Rate Strategic Fund, Inc.
Salomon Brothers Global Partners Income Fund Inc.
Salomon Brothers Municipal Partners Fund Inc.
Salomon Brothers Municipal Partners Fund II Inc.
Legg Mason Partners Variable Portfolios II
Legg Mason Partners Adjustable Rate Income Fund
Legg Mason Partners Aggressive Growth Fund, Inc.
Legg Mason Partners Appreciation Fund, Inc.
Legg Mason Partners California Municipals Fund, Inc.
Legg Mason Partners Equity Funds
Legg Mason Partners Fundamental Value Fund, Inc.
Legg Mason Partners Funds, Inc.
Legg Mason Partners Income Funds
Smith Barney Institutional Cash Management Fund Inc.
Legg Mason Partners Investment Funds, Inc.
Legg Mason Partners Core Plus Bond Fund, Inc.
Legg Mason Partners Managed Municipals Fund, Inc.
Legg Mason Partners Massachusetts Municipals Fund
Legg Mason Partners New Jersey Municipals Fund, Inc.
Smith Barney Money Funds, Inc.
Legg Mason Partners Municipal Funds
Smith Barney Municipal Money Market Fund, Inc.
Legg Mason Partners Oregon Municipals Fund
Legg Mason Partners World Funds, Inc.
Legg Mason Partners Sector Series Inc.
Legg Mason Partners Variable Portfolios III, Inc.
Legg Mason Cash Reserve Trust
Legg Mason Charles Street Trust, Inc.
Legg Mason Global Trust, Inc.
Legg Mason Growth Trust, Inc.
Legg Mason Income Trust, Inc.
Legg Mason Investment Trust, Inc.
Legg Mason Investors Trust, Inc.
Legg Mason Light Street Trust, Inc.
Legg Mason Special Investment Trust, Inc.
Legg Mason Tax Exempt Trust, Inc.
Legg Mason Tax-Free Income Fund

Legg Mason Value Trust, Inc.
Western Asset Funds, Inc.

LMIS is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

(b) The information required by this Item 27 with respect to each director, officer and partner of CGMI is incorporated by reference to Schedule A of Form BD filed by CGMI pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

The information required by this Item 27 with respect to each director and officer of LMIS is listed below:

Timothy C. Scheve - Managing Director
Mark R. Fetting - Managing Director
D. Stuart Bowers - Vice President
W. Talbot Daley - Vice President
Thomas J. Hirschmann - Vice President
Joseph M. Furey - General Counsel and Chief Compliance Officer
Ronald Holinsky - Counsel
Robert E. Patterson - Counsel
Theresa M. Silberzahn - Chief Financial Officer
Elisabeth F. Craig - AML Compliance Officer and Director of Continuing Education

All Addresses are 100 Light Street, Baltimore, Maryland 21202.

(c) Not applicable.

Item 28. Location of Accounts and Records

With respect to the Registrant’s Investment Manager:

(1)	Legg Mason Partners Fund Advisor, LLC 399 Park Avenue New York, NY 10022

With respect to the Registrant’s Subadvisors:

(2)	Western Asset Management Company
399 Park Avenue
New York, NY 10022

(3)	Western Asset Management Company Limited
399 Park Avenue
New York, NY 10022

With respect to the Registrant’s Custodian:

(4)	State Street Bank & Trust Company 225 Franklin Street Boston, MA 02110

With respect to the Registrant’s Transfer Agent:

(5)	PFPC, Inc. P.O. Box 9699
Providence, Rhode Island 02940-9699

With respect to the Registrant’s Distributors:

(6)	Citigroup Global Markets Inc.
388 Greenwich Street
New York, New York 10013

(7)	Legg Mason Investor Services, LLC
100 Light Street
Baltimore, MD 21202

Item 29.	Management Services

Not Applicable

Item 30.	Undertakings

None

SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 15th day of December, 2006.

CITIFUNDS INSTITUTIONAL TRUST, on behalf of SMASh Series M Fund; SMASh Series C Fund; SMASh Series EC Fund; SMASh Series MP Fund; SMASh Series HY Fund; and SMASh Series MEC Fund

/s/ R. Jay Gerken
_______________________________
R. Jay Gerken
President and Chief Executive Officer

           Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on December 15, 2006.

Signature	Title

/s/ R. Jay Gerken	President, Chairman of the Board and Chief
Executive Officer

R. Jay Gerken

/s/ Frances Guggino	Treasurer and Chief Financial Accounting Officer

Frances Guggino

/s/ Elliot J. Berv*	Trustee

Elliot J. Berv

/s/ Donald M. Carlton*	Trustee

Donald M. Carlton

/s/ A. Benton Cocanougher*	Trustee

A. Benton Cocanougher

/s/ Mark T. Finn*	Trustee

Mark T. Finn

/s/ Stephen Randolph Gross*	Trustee

Stephen Randolph Gross

/s/ Diana R. Harrington*	Trustee

Diana R. Harrington

/s/ Susan B. Kerley*	Trustee

Susan B. Kerley

/s/ Alan G. Merten*	Trustee

Alan G. Merten

/s/ R. Richardson Pettit*	Trustee

R. Richardson Pettit

*By: /s/ R. Jay Gerken

R. Jay Gerken

Attorney-in-Fact, pursuant to Power of Attorney dated October 3, 2006.